Faegre Drinker Biddle & Reath LLP

320 South Canal Street, Suite 3300

Chicago, IL 60606

Telephone: (312) 569-1000

Facsimile: (312) 569-3000

www.faegredrinker.com

December 23, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FS Credit Income Fund (Registration Nos. 811-23221,
333-215074) (the “Fund”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Post-Effective Amendment No. 13 (the “Amendment”) to the registration statement of the Fund on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “1933 Act”), and the applicable rules thereunder. This Amendment is being filed pursuant to paragraph (a) of Rule 486 under the 1933 Act to update certain disclosures due to the resignation of the Fund’s sub-adviser.

Pursuant to Rule 486(a) under the 1933 Act, it is proposed that the Amendment become effective on March 1, 2025.

Questions should be directed to me at (312) 569-1107.

Very truly yours,

/s/ David L. Williams
David L. Williams